                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  DECEMBER 31, 2002
                                                -----------------

Check here if Amendment [   ]; Amendment Number:
                                                 -------------
This Amendment:  (Check only one:):     [   ] is a restatement
                                        [   ] adds new holdings entries

Institutional Investment manager Filing this Report:

Name:      CASCADE INVESTMENT, L.L.C.
           --------------------------
Address:   2365 CARILLON POINT
           -------------------
           KIRKLAND, WA 98033
           ------------------
Form 13F File number: 28-05149
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:    MICHAEL LARSON
         ---------------
Title:   MANAGER
         -------
Phone:   (425) 889-7900
         --------------
Signature, Place, and Date of Signing

/s/ MICHAEL LARSON                KIRKLAND, WASHINGTON     FEBRUARY 12, 2003
----------------------------     --------------------     -----------------
            [Signature]               [City, State]             [Date]

The Manager of Cascade Investment, L.L.C., Michael Larson, also exercises investment discretion with respect to the Section 13(f) securities held by the Bill & Melinda Gates Foundation (the "Foundation"), which are reported separately on the Foundation's Form 13F report, File No. 28-10098.

Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            -
Form 13F Information Table Entry Value:     17
                                            --
Form 13F Information Table Value Total:     $2,148,446.02
                                            -------------
                                            (thousands)

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                      FORM 13F INFORMATION TABLE
                                                                       AS OF DECEMBER 31, 2002

-----------------------------------------------------------------------------------------------------------------------------------
                                                                        AMOUNT AND TYPE OF                     VOTING AUTHORITY
                                                                             SECURITY
-----------------------------------------------------------------------------------------------------------------------------------
NAME OF ISSUER               TITLE OF       CUSIP        VALUE     SHARES/PRN  SH/   INVESTMENT    OTHER     SOLE     SHARED   NONE
                              CLASS                     (X1000)      AMOUNT    PRN   DISCRETION  MANAGERS
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ALASKA AIR GROUP           Common Stock   011659109    17,155.46      792,400   SH      SOLE        N/A      792,400
-----------------------------------------------------------------------------------------------------------------------------------
AVISTA CORP                Common Stock   05379B107    34,474.23    2,982,200   SH      SOLE        N/A    2,982,200
-----------------------------------------------------------------------------------------------------------------------------------
BOCA RESORTS, INC.         Common Stock   09688T106    21,910.43    2,047,704   SH      SOLE        N/A    2,047,704
-----------------------------------------------------------------------------------------------------------------------------------
CANADIAN NATIONAL
  RAILWAY CO.              Common Stock   136375102   435,756.60   10,485,000   SH      SOLE        N/A   10,485,000
-----------------------------------------------------------------------------------------------------------------------------------
COX COMMUNICATIONS INC.    Common Stock   224044107   694,777.20   24,463,986   SH      SOLE        N/A   24,463,986
-----------------------------------------------------------------------------------------------------------------------------------
EXTENDED STAY
  AMERICA, INC.            Common Stock   30224P101    83,957.00    5,692,000   SH      SOLE        N/A    5,692,000
-----------------------------------------------------------------------------------------------------------------------------------
FISHER
  COMMUNICATIONS, INC.     Common Stock   337756209    24,024.50      455,700   SH      SOLE        N/A      455,700
-----------------------------------------------------------------------------------------------------------------------------------
ICOS CORP                  Common Stock   449295104   125,465.92    5,359,501   SH      SOLE        N/A    5,359,501
-----------------------------------------------------------------------------------------------------------------------------------
NEXTEL PARTNERS INC.       Common Stock   65333F107    77,490.26   12,766,106   SH      SOLE        N/A   12,766,106
-----------------------------------------------------------------------------------------------------------------------------------
OTTER TAIL POWER COMPANY   Common Stock   689648103    40,436.08    1,503,200   SH      SOLE        N/A    1,503,200
-----------------------------------------------------------------------------------------------------------------------------------
PAIN THERAPEUTICS INC.     Common Stock   69562K100     4,425.56    1,851,700   SH      SOLE        N/A    1,851,700
-----------------------------------------------------------------------------------------------------------------------------------
PAN AMERICAN SILVER CORP   Common Stock   697900108    40,023.20    5,105,000   SH      SOLE        N/A    5,105,000
-----------------------------------------------------------------------------------------------------------------------------------
PNM RESOURCES INC.         Common Stock   69349H107    87,993.46    3,694,100   SH      SOLE        N/A    3,694,100
-----------------------------------------------------------------------------------------------------------------------------------
REPUBLIC SERVICES INC.     Common Stock   760759100   379,282.73   18,078,300   SH      SOLE        N/A   18,078,300
-----------------------------------------------------------------------------------------------------------------------------------
SCHNITZER STEEL INDS INC.  Common Stock   806882106    12,056.04      602,200   SH      SOLE        N/A      602,200
-----------------------------------------------------------------------------------------------------------------------------------
SEATTLE GENETICS INC.      Common Stock   812578102    10,915.37    3,521,088   SH      SOLE        N/A    3,521,088
-----------------------------------------------------------------------------------------------------------------------------------
SIX FLAGS, INC.            Common Stock   83001P109    58,301.96   10,210,500   SH      SOLE        N/A   10,210,500
-----------------------------------------------------------------------------------------------------------------------------------